Leases (Details) - Schedule of Lease Liabilities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Liabilities [Abstract]
Beginning balance	£ 90,400	£ 48,048
Additions	51,757	26,228
Acquisition of subsidiaries	6,276	36,352
Interest	5,245	1,338
Payments	(29,198)	(18,597)
Terminations	(2,307)	(2,969)
Sale and leasebacks	5,466
Transfers	(3,529)
Disposals of subsidiaries	(5,878)
Assets held for sale	(1,003)
FX revaluation	231
Ending balance	£ 117,460	£ 90,400